EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	$ 7,072	$ 3,147	$ 6,774